J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan ActiveBuilders Emerging Markets Equity ETF

(formerly JPMorgan Emerging Markets Equity Core ETF)

Statement of Additional Information dated March 5, 2021, as supplemented

JPMorgan ActiveBuilders International Equity ETF

JPMorgan ActiveBuilders U.S. Large Cap Equity ETF

Statements of Additional Information dated June 21, 2021

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan High Yield Research Enhanced ETF

JPMorgan International Bond Opportunities ETF

(formerly JPMorgan Global Bond Opportunities ETF)

JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

JPMorgan BetaBuilders MSCI US REIT ETF

Statements of Additional Information dated

July 1, 2021, as supplemented

JPMorgan Equity Premium Income ETF

Statement of Additional Information dated November 1, 2020, as supplemented

JPMorgan BetaBuilders U.S. Small Cap Equity ETF

Statement of Additional Information dated November 9, 2020, as supplemented

JPMorgan Carbon Transition U.S. Equity ETF

Statement of Additional Information dated December 4, 2020, as supplemented

JPMorgan Short Duration Core Plus ETF

Statement of Additional Information dated February 23, 2021, as supplemented

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders International Equity ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders U.S. Equity ETF

JPMorgan BetaBuilders U.S. Mid Cap Equity ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

JPMorgan International Growth ETF

Statements of Additional Information dated March 1, 2021, as supplemented

(series of J.P. Morgan Exchange-Traded Fund Trust)

SUP-ETFSAI-TRUSTEE-821

Supplement dated August 11, 2021

to the Statements of Additional Information as dated above

The purpose of this supplement is to announce the intention of the J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) to achieve a unified board with common membership across the Trust and the following other open-end registered investment companies, which are also advised by J.P. Morgan Investment Management Inc.:

JPMorgan Trust I, JPMorgan Trust II, JPMorgan Trust IV, J.P. Morgan Fleming Mutual Fund Group, Inc., J.P. Morgan Mutual Fund Investment Trust, JPMorgan Insurance Trust, Undiscovered Managers Funds, and JPMorgan Institutional Trust (collectively, the “J.P. Morgan Mutual Funds,” the respective boards of which, the “J.P. Morgan Mutual Fund Boards”).

The Board of Trustees of the Trust has nominated and proposed for election the following sixteen individuals and plans to hold a special shareholder meeting to propose that its shareholders elect them to serve as the Trust’s new Board of Trustees (the “Election”):

John F. Finn, Stephen P. Fisher, Gary L. French, Kathleen M. Gallagher, Robert J. Grassi, Frankie D. Hughes, Raymond Kanner, Thomas P. Lemke, Lawrence R. Maffia, Mary E. Martinez, Marilyn McCoy, Dr. Robert A. Oden, Jr., Marian U. Pardo, Emily A. Youssouf, Robert F. Deutsch, and Nina O. Shenker (the “Nominees”).

In conjunction with the Election, the J.P. Morgan Mutual Fund Boards are proposing that the J.P. Morgan Mutual Funds’ shareholders elect the same sixteen nominees to their boards, which, if successful, will result in a unified board structure across all of the aforementioned open-end registered investment companies.

Information regarding the proposed Election of a unified board, including the participants in the solicitation of proxies and a description of their direct or indirect interests, by security holdings or otherwise, will be contained in the proxy materials to be filed with the Securities and Exchange Commission (“SEC”). Shareholders should read the proxy statement when it is available because it contains important information. The proxy statement will be mailed to shareholders of record, and shareholders will also be able to access the proxy statement, and any other relevant documents, on the SEC’s website at www.sec.gov once filed. The proxy statement also will be available at www.proxyvote.com and a paper copy can be obtained at no charge by calling 1-800-690-6903.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE